PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks 93.9%
Australia 4.2%
Aristocrat Leisure Ltd.	23,429	$584,508
Bendigo & Adelaide Bank Ltd.	40,950	297,159
BHP Group Ltd.	7,768	212,574
BlueScope Steel Ltd.	17,635	207,148
Computershare Ltd.	4,326	76,427
Fortescue Metals Group Ltd.	18,396	236,730
Genworth Mortgage Insurance Australia Ltd.	537,954	1,065,953
Glencore PLC*	86,620	490,936
Goodman Group, REIT	88,860	1,300,471
JB Hi-Fi Ltd.	15,765	466,808
Jumbo Interactive Ltd.	9,672	98,019
Macquarie Group Ltd.	4,335	554,808
Nine Entertainment Co. Holdings Ltd.	102,648	149,760
Rio Tinto Ltd.	3,134	217,138
Rio Tinto PLC	9,302	561,557
Sonic Healthcare Ltd.	45,137	1,086,968
Stockland, REIT	37,076	100,464
West African Resources Ltd.*	297,147	276,638
Woodside Energy Group Ltd.	4,867	109,899
		8,093,965
Belgium 0.1%
Bekaert SA	2,280	80,752
Tessenderlo Group SA*	3,385	106,088
		186,840
Brazil 1.2%
Banco do Brasil SA	165,000	1,152,809
Cia de Saneamento do Parana, UTS	54,900	196,507
CPFL Energia SA	15,000	94,857
Marfrig Global Foods SA	53,100	135,262
Petroleo Brasileiro SA	33,100	237,210
Vale SA	33,400	450,575
Yara International ASA	1,820	77,564
		2,344,784
Canada 7.9%
Alimentation Couche-Tard, Inc.	9,000	402,085
Aritzia, Inc.*	29,200	921,229
Artis Real Estate Investment Trust, REIT	69,200	630,098

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Bank of Nova Scotia (The)	10,000	$609,191
Canaccord Genuity Group, Inc.	26,000	202,023
Canadian Natural Resources Ltd.	30,900	1,706,250
Canadian Tire Corp. Ltd. (Class A Stock)	700	89,928
Canfor Corp.*	52,900	1,125,708
CGI, Inc.*	13,500	1,157,550
Dollarama, Inc.	2,600	157,578
ECN Capital Corp.	90,200	421,222
Element Fleet Management Corp.	14,100	161,860
Fairfax Financial Holdings Ltd.	2,600	1,400,554
George Weston Ltd.	5,500	656,452
Gildan Activewear, Inc.	7,700	225,669
Imperial Oil Ltd.	8,400	402,568
Interfor Corp.*	47,800	1,180,302
Loblaw Cos. Ltd.	13,700	1,247,127
National Bank of Canada	2,800	196,463
North West Co., Inc. (The)	5,700	153,478
Nutrien Ltd.	1,500	128,406
Onex Corp.	3,200	171,027
Royal Bank of Canada	1,500	146,258
Russel Metals, Inc.	6,100	131,094
Suncor Energy, Inc.	40,300	1,367,723
Toronto-Dominion Bank (The)	6,400	415,721
West Fraser Timber Co. Ltd.	900	84,261
		15,491,825
Chile 0.0%
Cencosud SA	53,740	73,415
China 11.0%
37 Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	91,700	266,010
Agricultural Bank of China Ltd. (Class H Stock)	260,000	85,754
Alibaba Group Holding Ltd.*	38,800	436,247
Bank of China Ltd. (Class H Stock)	759,000	269,889
Bank of Communications Co. Ltd. (Class H Stock)	1,208,000	719,017
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	147,800	124,414
Beijing Enterprises Holdings Ltd.	30,000	96,149
BYD Co. Ltd. (Class H Stock)	40,500	1,481,732
China BlueChemical Ltd. (Class H Stock)	1,792,000	484,833
China CITIC Bank Corp. Ltd. (Class H Stock)	402,000	168,028
China Construction Bank Corp. (Class H Stock)	2,587,000	1,652,086
China Medical System Holdings Ltd.	386,000	613,627

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Resources Land Ltd.	16,000	$66,820
China Shenhua Energy Co. Ltd. (Class H Stock)	272,000	768,765
China Tower Corp. Ltd. (Class H Stock), 144A	2,296,000	295,387
Chlitina Holding Ltd.	105,000	648,439
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	360,000	191,078
Chow Tai Fook Jewellery Group Ltd.	672,600	1,330,241
CITIC Ltd.	926,000	1,001,546
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	237,300	356,017
CSPC Pharmaceutical Group Ltd.	84,000	91,976
Daqo New Energy Corp., ADR*	1,100	71,170
Greentown Management Holdings Co. Ltd., 144A	340,000	282,826
Huaxia Bank Co. Ltd. (Class A Stock)	420,300	318,969
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,662,000	1,407,367
Industrial Bank Co. Ltd. (Class A Stock)	119,500	315,020
Intco Medical Technology Co. Ltd. (Class A Stock)	54,676	186,442
Lenovo Group Ltd.	1,244,000	1,206,425
Li Ning Co. Ltd.	104,500	847,666
Longfor Group Holdings Ltd., 144A	17,000	56,803
Metallurgical Corp. of China Ltd. (Class A Stock)	502,900	242,805
NetEase, Inc.	17,400	325,498
PetroChina Co. Ltd. (Class H Stock)	2,004,000	935,787
Pinduoduo, Inc., ADR*	15,000	735,150
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	95,300	269,758
Shanghai International Port Group Co. Ltd. (Class A Stock)*	348,600	283,355
Shanxi Taigang Stainless Steel Co. Ltd. (Class A Stock)	213,000	156,483
SITC International Holdings Co. Ltd.	26,000	88,528
TBEA Co. Ltd. (Class A Stock)	40,000	148,256
Tencent Holdings Ltd.	27,300	1,055,113
Wilmar International Ltd.	404,400	1,178,384
Xiamen C & D, Inc. (Class A Stock)	130,200	216,686
		21,476,546
Denmark 1.6%
AP Moller - Maersk A/S (Class B Stock)	546	1,490,763
Novo Nordisk A/S (Class B Stock)	8,392	977,449
Scandinavian Tobacco Group A/S, 144A	31,126	596,133
		3,064,345
Finland 1.5%
Nokia OYJ	255,352	1,330,022

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
Nordea Bank Abp	25,996	$256,320
Sampo OYJ (Class A Stock)	28,940	1,250,288
		2,836,630
France 6.5%
Capgemini SE	3,333	635,726
Carrefour SA	6,324	107,774
Cie de Saint-Gobain	28,092	1,309,926
Cie Generale des Etablissements Michelin SCA	16,106	450,720
Coface SA	34,576	362,109
Dassault Systemes SE	9,839	422,012
Eiffage SA	860	80,702
Electricite de France SA	114,579	1,391,476
Engie SA	106,266	1,314,760
Hermes International	587	805,332
Ipsen SA	7,043	712,450
Klepierre SA, REIT*	3,440	76,437
L’Oreal SA	1,763	666,515
LVMH Moet Hennessy Louis Vuitton SE	1,106	767,956
Publicis Groupe SA	19,555	1,040,627
Sanofi	21,641	2,150,543
Societe Generale SA	6,549	146,740
Television Francaise 1	25,715	177,143
Thales SA	700	87,052
		12,706,000
Georgia 0.1%
Bank of Georgia Group PLC	5,808	106,837
Germany 2.8%
AURELIUS Equity Opportunities SE & Co. KGaA	4,239	101,119
Aurubis AG	5,960	430,295
Bayer AG	14,740	859,788
Bayerische Motoren Werke AG	4,165	340,336
Deutsche Bank AG	17,430	152,459
Deutsche Telekom AG	45,604	866,430
E.ON SE	97,901	880,043
Fresenius SE & Co. KGaA	2,688	68,783
Infineon Technologies AG	3,881	106,434
Mercedes-Benz Group AG	2,442	144,015
Merck KGaA	7,697	1,465,977

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Northern Data AG*(a)	2,992	$73,158
Telefonica Deutschland Holding AG	24,740	65,775
		5,554,612
Greece 0.3%
Hellenic Telecommunications Organization SA	33,391	574,925
OPAP SA	5,040	69,826
		644,751
Hong Kong 1.4%
CK Asset Holdings Ltd.	16,500	116,815
Jardine Matheson Holdings Ltd.	21,500	1,135,541
Orient Overseas International Ltd.	11,000	383,358
Value Partners Group Ltd.	337,000	111,913
WH Group Ltd., 144A	1,223,000	926,224
		2,673,851
India 2.1%
Bajaj Consumer Care Ltd.	118,087	242,911
Divi’s Laboratories Ltd.	1,560	75,675
GAIL India Ltd.	45,589	84,517
Mahindra & Mahindra Ltd.	7,192	106,118
NTPC Ltd.	223,251	431,762
Page Industries Ltd.	168	103,897
Power Grid Corp. of India Ltd.	494,482	1,339,088
Sun Pharmaceutical Industries Ltd.	24,104	287,493
Tanla Platforms Ltd.	20,020	176,693
Tata Steel Ltd.	873,530	1,188,933
		4,037,087
Indonesia 0.7%
Astra International Tbk PT	2,359,100	1,007,567
First Pacific Co. Ltd.	902,000	359,934
		1,367,501
Israel 0.7%
Bank Hapoalim BM	9,728	90,665
Bank Leumi Le-Israel BM	128,108	1,245,673
		1,336,338

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy 0.9%
Eni SpA	96,357	$1,158,268
Ferrari NV	1,120	237,846
Moncler SpA	1,662	83,314
Poste Italiane SpA, 144A	25,720	216,056
		1,695,484
Japan 11.6%
AGC, Inc.	8,700	317,143
Astellas Pharma, Inc.	6,800	106,497
Bandai Namco Holdings, Inc.	1,500	117,184
Chugai Pharmaceutical Co. Ltd.	41,300	1,160,233
Citizen Watch Co. Ltd.	21,600	94,695
Dai-ichi Life Holdings, Inc.	80,000	1,391,591
Digital Garage, Inc.	10,700	310,899
Fast Retailing Co. Ltd.	500	302,795
Fujikura Ltd.	33,600	203,119
Fujitsu Ltd.	9,000	1,206,561
GungHo Online Entertainment, Inc.	13,800	269,269
Hamamatsu Photonics KK	1,700	77,249
IHI Corp.	20,200	532,628
Inpex Corp.	106,500	1,220,680
Japan Post Holdings Co. Ltd.	81,500	586,787
Japan Steel Works Ltd. (The)	3,900	90,346
Japan Tobacco, Inc.	64,100	1,150,955
Komatsu Ltd.	20,800	480,863
Makino Milling Machine Co. Ltd.	2,800	95,326
Marubeni Corp.	114,700	1,066,971
Mazda Motor Corp.	29,200	246,144
MINEBEA MITSUMI, Inc.	4,200	75,550
Mitsubishi Electric Corp.	15,900	167,812
Mitsui & Co. Ltd.	66,300	1,462,729
Mizuno Corp.	7,800	146,476
MS&AD Insurance Group Holdings, Inc.	39,000	1,264,823
Murata Manufacturing Co. Ltd.	11,700	683,405
Nisshinbo Holdings, Inc.	29,600	235,773
NTT Data Corp.	70,200	1,062,478
Ono Pharmaceutical Co. Ltd.	3,000	84,357
ORIX Corp.	9,800	174,654
Renesas Electronics Corp.*	48,100	458,145
Resorttrust, Inc.	22,000	361,691
Shimano, Inc.	400	66,818
Shionogi & Co. Ltd.	2,500	128,229
SoftBank Group Corp.	10,700	449,473
Sompo Holdings, Inc.	27,300	1,218,432

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Sony Group Corp.	6,700	$568,347
Sumitomo Corp.	79,500	1,117,767
Suzuki Motor Corp.	11,000	360,573
Takeda Pharmaceutical Co. Ltd.	14,200	416,631
Toyota Boshoku Corp.	5,200	76,894
Toyota Motor Corp.	13,665	221,797
Transcosmos, Inc.	4,400	124,840
USS Co. Ltd.	33,000	647,543
		22,603,172
Kuwait 0.1%
Humansoft Holding Co. KSC	15,331	165,651
Luxembourg 1.0%
ArcelorMittal SA	45,760	1,129,080
Eurofins Scientific SE	11,670	909,775
		2,038,855
Malaysia 0.5%
Petronas Chemicals Group Bhd	477,000	952,878
Netherlands 4.6%
ASML Holding NV	1,296	744,887
Heineken Holding NV	1,000	79,019
Heineken NV	2,109	207,920
Koninklijke Ahold Delhaize NV	54,020	1,487,642
Koninklijke KPN NV	311,288	1,026,937
NN Group NV	24,552	1,152,040
Randstad NV	19,629	992,109
Shell PLC	78,203	2,086,169
Wolters Kluwer NV	10,938	1,187,892
		8,964,615
New Zealand 0.0%
Spark New Zealand Ltd.	27,980	89,972
Nigeria 0.4%
Airtel Africa PLC, 144A	418,727	809,406
Norway 1.1%
DNB Bank ASA	7,566	149,245

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Norway (cont’d.)
Elkem ASA, 144A*	92,160	$377,614
Equinor ASA	36,343	1,399,348
Mowi ASA	3,240	74,763
Telenor ASA	11,836	143,738
		2,144,708
Philippines 0.0%
PLDT, Inc.	2,645	79,814
Portugal 0.1%
Sonae SGPS SA	81,802	93,072
Qatar 0.8%
Industries Qatar QSC	304,106	1,431,793
Ooredoo QPSC	35,300	90,557
		1,522,350
Russia 0.0%
Inter RAO UES PJSC^	13,660,000	22
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC*^	366,709	1
		23
Saudi Arabia 0.6%
Riyad Bank	7,940	77,315
SABIC Agri-Nutrients Co.	26,782	955,738
Saudi Basic Industries Corp.	7,378	196,575
		1,229,628
Singapore 1.2%
DBS Group Holdings Ltd.	73,200	1,670,303
STMicroelectronics NV	13,056	494,085
United Overseas Bank Ltd.	10,400	207,494
		2,371,882
South Africa 0.9%
African Rainbow Minerals Ltd.	5,680	80,057
Anglo American PLC	15,575	562,956

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Africa (cont’d.)
FirstRand Ltd.	272,979	$1,079,843
Impala Platinum Holdings Ltd.	7,068	78,367
		1,801,223
South Korea 4.7%
BNK Financial Group, Inc.	38,013	198,904
Cheil Worldwide, Inc.	18,513	325,086
DB Insurance Co. Ltd.	12,339	574,260
Devsisters Co. Ltd.	1,828	69,452
GS Holdings Corp.	2,360	75,649
Hana Financial Group, Inc.	36,077	1,033,840
Hyundai Mobis Co. Ltd.	525	92,404
KB Financial Group, Inc.	29,982	1,115,088
Kia Corp.	21,889	1,370,414
LG Energy Solution Ltd.*	240	78,260
LG Innotek Co. Ltd.	1,872	524,871
MegaStudyEdu Co. Ltd.	17,016	1,157,077
POSCO Holdings, Inc.	5,676	1,060,038
Samsung C&T Corp.	780	72,410
Samsung Electronics Co. Ltd.	19,316	914,326
Samsung Fire & Marine Insurance Co. Ltd.	500	75,961
SD Biosensor, Inc.	2,300	71,554
Shinhan Financial Group Co. Ltd.	3,175	87,437
SK, Inc.	440	74,634
Webzen, Inc.*	6,425	96,856
Woori Financial Group, Inc.	7,080	64,971
		9,133,492
Spain 1.1%
Banco Santander SA	153,232	383,367
Bankinter SA	127,959	630,011
Endesa SA	40,606	744,285
Industria de Diseno Textil SA	10,650	258,656
Telefonica SA	48,222	215,249
		2,231,568
Sweden 1.4%
Atlas Copco AB (Class A Stock)	30,688	358,723
Atlas Copco AB (Class B Stock)	14,008	145,511
Epiroc AB (Class A Stock)	4,600	81,336
Evolution AB, 144A	12,716	1,233,844
H & M Hennes & Mauritz AB (Class B Stock)	5,964	76,307

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Investor AB (Class A Stock)	4,642	$95,441
Inwido AB	25,573	310,306
Securitas AB (Class B Stock)	7,680	77,663
Skandinaviska Enskilda Banken AB (Class A Stock)	8,950	96,959
Telia Co. AB	21,230	78,431
Volvo AB (Class B Stock)	12,304	220,906
		2,775,427
Switzerland 3.2%
Bucher Industries AG	530	203,487
Chocoladefabriken Lindt & Spruengli AG	1	115,322
Cie Financiere Richemont SA (Class A Stock)	4,685	564,906
Kuehne + Nagel International AG	4,721	1,271,466
Novartis AG	17,733	1,523,791
Sensirion Holding AG, 144A*	3,924	455,400
UBS Group AG	94,372	1,542,069
Zurich Insurance Group AG	1,323	577,527
		6,253,968
Taiwan 4.4%
Asustek Computer, Inc.	108,000	1,018,833
Chunghwa Telecom Co. Ltd.	25,000	101,441
Evergreen Marine Corp. Taiwan Ltd.	335,000	1,076,482
Formosa Plastics Corp.	34,000	104,867
Hon Hai Precision Industry Co. Ltd.	104,000	380,094
Kindom Development Co. Ltd.	159,000	159,760
Nan Ya Printed Circuit Board Corp.	8,000	64,814
Taita Chemical Co. Ltd.	200,130	161,437
Taiwan Semiconductor Manufacturing Co. Ltd.	258,000	4,424,588
Unimicron Technology Corp.	12,000	64,016
United Microelectronics Corp.*	743,000	999,528
Wan Hai Lines Ltd.	2,550	9,163
Yang Ming Marine Transport Corp.	34,000	102,537
		8,667,560
Thailand 0.1%
Advanced Info Service PCL	12,400	68,158
AP Thailand PCL	432,400	115,248
Chularat Hospital PCL	744,400	75,785
		259,191

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Turkey 1.0%
Akbank TAS	1,308,432	$633,421
Ford Otomotiv Sanayi A/S	4,607	78,374
Haci Omer Sabanci Holding A/S	91,266	101,323
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	611,960	366,548
KOC Holding A/S	39,380	81,398
Koza Anadolu Metal Madencilik Isletmeleri A/S*	341,539	542,405
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A	22,420	78,922
		1,882,391
Ukraine 0.3%
Ferrexpo PLC	278,912	505,896
United Kingdom 7.2%
3i Group PLC	77,042	1,197,060
AstraZeneca PLC	3,469	456,317
BAE Systems PLC	25,760	242,112
Barclays PLC	665,522	1,274,851
Berkeley Group Holdings PLC*	1,460	75,662
British American Tobacco PLC	47,652	1,867,179
Burberry Group PLC	3,560	78,262
Compass Group PLC	15,334	359,375
Greggs PLC	6,838	170,485
Haleon PLC*	102,066	362,696
Howden Joinery Group PLC	43,381	358,091
Imperial Brands PLC	62,078	1,363,005
JD Sports Fashion PLC	93,227	148,078
Lloyds Banking Group PLC	2,155,703	1,193,523
Morgan Sindall Group PLC	5,863	145,358
NatWest Group PLC	447,559	1,359,351
Next PLC	1,288	107,228
Safestore Holdings PLC, REIT	32,233	448,832
Smiths Group PLC	4,180	78,886
SSE PLC	9,243	199,634
Unilever PLC	30,921	1,505,943
WPP PLC	105,496	1,138,554
		14,130,482
United States 4.6%
GSK PLC	81,652	1,715,525
JBS SA	195,200	1,204,226
Nestle SA	13,850	1,697,003

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Roche Holding AG	9,012	$2,992,025
Stellantis NV	88,724	1,274,100
		8,882,879

Total Common Stocks (cost $189,110,787)		183,280,914
Exchange-Traded Fund 1.0%
United States
iShares MSCI EAFE ETF(a) (cost $1,924,749)	28,900	1,899,308
Preferred Stocks 2.4%
Brazil 1.5%
Braskem SA (PRFC A)	11,000	78,874
Cia Energetica de Minas Gerais (PRFC)	389,469	846,819
Cia Paranaense de Energia (PRFC B)	232,000	312,526
Itausa SA (PRFC)	42,000	70,377
Petroleo Brasileiro SA (PRFC)	257,700	1,705,847
		3,014,443
Germany 0.7%
Porsche Automobil Holding SE (PRFC)	1,242	89,898
Volkswagen AG (PRFC)	8,433	1,192,341
		1,282,239
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	7,571	332,743

Total Preferred Stocks (cost $3,915,758)		4,629,425

Total Long-Term Investments (cost $194,951,294)		189,809,647

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 2.0%
Affiliated Mutual Fund 1.0%
PGIM Institutional Money Market Fund (cost $1,914,778; includes $1,913,410 of cash collateral for securities on loan)(b)(we)	1,916,705	$1,914,788

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $598,716)	1.719%	09/15/22	600	598,410

	Shares
Unaffiliated Fund 0.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,497,667)		1,497,667	1,497,667

Total Short-Term Investments (cost $4,011,161)				4,010,865

TOTAL INVESTMENTS 99.3% (cost $198,962,455)		193,820,512
Other assets in excess of liabilities(z) 0.7%				1,315,488

Net Assets 100.0%				$195,136,000

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $23 and 0.0% of net assets.

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,866,802; cash collateral of $1,913,410 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
31	Mini MSCI EAFE Index	Sep. 2022	$3,025,755	$168,775
48	Mini MSCI Emerging Markets Index	Sep. 2022	2,396,400	(272)
				$168,503
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).